Segment Reporting - Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Interests
Number of major interests | item	2	2
Revenue	$ 653.2	$ 675.0
Major Interest One
Interests
Revenue	$ 97.5	$ 90.2
Percentage of revenue (as a percent)	14.90%	13.40%
Major Interest Two
Interests
Revenue	$ 70.5	$ 105.2
Percentage of revenue (as a percent)	10.80%	15.60%